EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Cost
Balance, January 1, 2020	$504.2	$2,961.0	$1,964.0	$68.1	$5,497.3
Additions	164.2	130.4	70.0	26.1	390.7
Changes in asset retirement obligations	—	7.6	—	—	7.6
Disposals	—	—	(67.8)	(2.2)	(70.0)
Derecognition on the establishment of the Rosebel UJV[2]	(2.0)	(32.1)	(1.3)	—	(35.4)
Transfers within property, plant and equipment	(41.6)	39.7	1.7	0.2	—
Balance, December 31, 2020	$624.8	$3,106.6	$1,966.6	$92.2	$5,790.2
Additions	474.8	142.3	83.2	21.4	721.7
Changes in asset retirement obligations	—	42.0	—	—	42.0
Disposals	—	—	(79.4)	(4.4)	(83.8)
Transfers within property, plant and equipment	(21.0)	14.1	7.5	(0.6)	—
Balance, December 31, 2021	$1,078.6	$3,305.0	$1,977.9	$108.6	$6,470.1

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2020	$—	$1,987.4	$1,261.8	$8.5	$3,257.7
Depreciation expense[3]	—	143.3	127.8	12.5	283.6
Disposals	—	—	(65.5)	(1.6)	(67.1)
Derecognition on the establishment of the Rosebel UJV[2]	—	(0.1)	(0.1)	—	(0.2)
Reversal of impairment	—	(45.8)	—	—	(45.8)
Balance, December 31, 2020	$—	$2,084.8	$1,324.0	$19.4	$3,428.2
Depreciation expense[3]	—	180.4	131.6	15.4	327.4
Disposals	—	—	(74.3)	(4.2)	(78.5)
Impairment charge	—	154.1	37.3	13.7	205.1
Balance, December 31, 2021	$—	$2,419.3	$1,418.6	$44.3	$3,882.2
Carrying amount, December 31, 2020	$624.8	$1,021.8	$642.6	$72.8	$2,362.0
Carrying amount, December 31, 2021	$1,078.6	$885.7	$559.3	$64.3	$2,587.9
1.Right-of-use assets consist of property, plant and equipment related to assets leased and accounted for under IFRS 16.
2.Upon the establishment of the Rosebel UJV, the Company derecognized 30% of the assets and liabilities related to the Rosebel UJV Area of Interest and recorded a gain of $16.9 million, which has been included under interest income and derivatives and other investment gains (losses) in the consolidated statements of earnings (loss).
3.Excludes depreciation expense related to corporate office assets, included within other non-current assets, which is included in general and administrative expenses.

	Diakha-Siribaya Gold project	Fayolle property	Monster Lake project	Other	Total
Balance, January 1, 2020	$36.6	$—	$2.5	$3.1	$42.2
Acquired exploration and evaluation assets[1,2]	—	7.3	5.3	—	12.6
Balance, December 31, 2020	$36.6	$7.3	$7.8	$3.1	$54.8
Exploration and evaluation expenditures	—	1.9	—	—	1.9
Acquired exploration and evaluation asset	—	—	—	5.0	5.0
Balance, December 31, 2021	$36.6	$9.2	$7.8	$8.1	$61.7
1.The Company acquired the Fayolle Property in exchange for 1,851,145 common shares of IAMGOLD (note 33). The value of the share consideration of $6.7 million, fees and subsequent exploration expenditures of $0.6 million were capitalized to exploration and evaluation assets.
2.The Company acquired the remaining 25% interest of the Monster Lake project from Tomagold Corporation in exchange for 1,464,377 common shares of IAMGOLD (note 33), valued at $4.9 million, and cash consideration of $0.4 million. The total value of the consideration of $5.3 million was capitalized to exploration and evaluation assets.